Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS

Supplement dated September 17, 2012 to the Prospectus

dated December 29, 2011, as previously supplemented

Effective September 1, 2012, Marshall & Ilsley Trust Company N.A. (M&I Trust), the custodian to the BMO Funds and a wholly-owned subsidiary of BMO Financial Corp. (BFC), merged into BMO Harris Bank N.A. (BMO Harris Bank), another wholly-owned subsidiary of BFC. Accordingly, all references to M&I Trust and Custodian are hereby replaced with BMO Harris Bank.

This supplement should be retained with your Prospectus for future reference.